UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:   June 30, 2019

Item 1. Schedule of Investments.

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 97.8%
	AEROSPACE & DEFENSE ― 1.1%
$989,691	American Airlines, Inc. (1 Month USD LIBOR + 2.000%)	4.412%	10/11/2021	$987,558

	AIR FREIGHT AND LOGISTICS ― 1.0%
980,035	Air Medical Group Holdings, Inc. (1 Month USD LIBOR + 3.250%)	5.644	4/28/2022	925,785

	AUTO COMPONENTS ― 1.1%
1,000,000	Panther BF Aggregator 2 LP (1 Month USD LIBOR + 3.500%)	5.902	4/30/2026	994,065

	BUILDING PRODUCTS ― 1.5%
1,475,984	Forterra Finance, LLC (1 Month USD LIBOR + 3.000%)	5.402	10/25/2023	1,366,311

	CHEMICALS ― 1.6%
450,552	Cabot Microelectronics Corp. (1 Month USD LIBOR + 2.250%)	4.688	11/14/2025	451,117
500,000	Kraton Polymers, LLC (1 Month USD LIBOR + 2.500%)	4.902	3/5/2025	499,375
500,000	Messer Industries, LLC (3 Month USD LIBOR + 2.500%)	4.830	3/2/2026	493,908
				1,444,400
	COMMERCIAL SERVICES & SUPPLIES ― 3.6%
2,141	Garda World Security Corp. (Prime + 2.500%)	8.000	5/24/2024	2,131
837,193	Garda World Security Corp. (3 Month USD LIBOR + 3.500%)	6.020	5/24/2024	833,178
992,481	GFL Environmental, Inc. (1 Month USD LIBOR + 3.000%)	5.402	5/30/2025	978,041
500,000	The Dun & Bradstreet Corp. (1 Month USD LIBOR + 5.000%)	7.404	2/6/2026	500,782
489,220	TKC Holdings, Inc. (1 Month USD LIBOR + 3.750%)	6.160	2/1/2023	479,893
498,750	Trugreen, Ltd. (1 Month USD LIBOR + 3.750%)	6.161	3/19/2026	500,623
				3,294,648
	CONSTRUCTION & ENGINEERING ― 1.6%
1,482,487	McDermott International, Inc. (1 Month USD LIBOR + 5.000%)	7.402	5/12/2025	1,460,369

	CONSTRUCTION MATERIALS ― 2.4%
740,530	CPG International, Inc. (6 Month USD LIBOR + 3.750%)	5.933	5/3/2024	729,422
496,183	Henry Company, LLC (1 Month USD LIBOR + 4.000%)	6.402	10/5/2023	496,029
500,000	Quikrete Holdings, Inc. (1 Month USD LIBOR + 2.750%)	5.152	11/15/2023	492,015
83,333	Tamko Building Products, LLC (1 Month USD LIBOR + 3.250%)	5.652	5/29/2026	83,227
416,667	Tamko Building Products, LLC (3 Month USD LIBOR + 3.250%)	5.580	5/29/2026	416,136
				2,216,829
	CONSUMER FINANCE ― 1.1%
995,000	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.750%)	5.080	12/2/2024	994,254

	CONTAINERS & PACKAGING ― 2.6%
483,875	Flex Acquisition Co., Inc. (1 Month USD LIBOR + 3.250%)	5.690	6/30/2025	460,458
496,231	IBC Capital, Ltd. (3 Month USD LIBOR + 3.750%)	6.152	9/11/2023	495,819
703,287	Packaging Coordinators Midco, Inc. (3 Month USD LIBOR + 4.000%)	6.330	6/30/2023	705,706
744,543	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	5.152	2/6/2023	740,091
				2,402,074
	DISTRIBUTORS ― 0.5%
498,750	FleetPride, Inc. (3 Months USD LIBOR + 4.500%)	6.830	2/4/2026	492,516

	DIVERSIFIED CONSUMER SERVICES ― 1.0%
992,405	Spin Holdco, Inc. (3 Month USD LIBOR + 3.250%)	5.851	11/14/2022	974,418

	DIVERSIFIED FINANCIAL SERVICES ― 6.6%
498,750	Achilles Acquisition, LLC (1 Month USD LIBOR + 4.000%)	6.438	10/13/2025	499,374
997,500	Citadel Securities, LP (1 Month USD LIBOR + 3.500%)	5.902	2/27/2026	999,993
500,000	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	5.652	4/6/2026	499,250
500,000	CSC Holdings, LLC (1 Month USD LIBOR + 3.000%)	5.394	4/15/2027	501,375
422,917	First American Payment Systems, LP (3 Month USD LIBOR + 4.750%)	7.352	1/5/2024	422,917
498,744	Jane Street Group, LLC (1 Month USD LIBOR + 3.000%)	5.402	8/25/2022	496,666
985,031	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%)	5.330	7/1/2024	975,181
465,110	Russell Investments US Institutional Holdco, Inc. (1 Month USD LIBOR + 3.250%)	5.652	6/1/2023	461,447
110,861	SS&C European Holdings SARL (1 Month USD LIBOR + 2.250%)	4.652	4/16/2025	110,577
161,654	SS&C Technologies, Inc. (1 Month USD LIBOR + 2.250%)	4.652	4/16/2025	161,240
966,667	VFH Parent, LLC (3 Month USD LIBOR + 3.500%)	6.044	3/2/2026	969,929
				6,097,949
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.5%
497,487	SBA Senior Finance II, LLC (1 Month USD LIBOR + 2.000%)	4.410	4/11/2025	491,945
995,000	Sprint Communications, Inc. (1 Month USD LIBOR + 3.000%)	5.438	2/2/2024	987,538
494,987	Syniverse Holdings, Inc. (1 Month USD LIBOR + 5.000%)	7.401	3/9/2023	456,317
1,113,087	US TelePacific Corp. (3 Month USD LIBOR + 5.000%)	7.330	5/2/2023	1,063,231
247,500	West Corp. (3 Month USD LIBOR + 3.500%)	6.022	10/10/2024	228,319
492,500	West Corp. (3 Month USD LIBOR + 4.000%)	6.522	10/10/2024	460,968
486,334	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%)	5.654	8/18/2023	476,364
				4,164,682

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	ELECTRIC UTILITIES ― 0.8%
$746,250	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 3.500%)	5.902%	8/1/2025	$746,198

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.0%
459,534	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	4.902	7/2/2025	457,430
476,339	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 4.500%)	6.902	8/27/2025	452,522
				909,952
	FOOD & STAPLES RETAILING ― 1.1%
994,994	BJ's Wholesale Club, Inc. (1 Month USD LIBOR + 2.750%)	5.161	2/2/2024	997,168

	HEALTH CARE EQUIPMENT & SUPPLIES ― 2.9%
703,125	Bausch Health Companies, Inc. (1 Month USD LIBOR + 2.750%)	5.162	11/27/2025	699,831
478,316	Bausch Health Companies, Inc. (1 Month USD LIBOR + 3.000%)	5.412	6/2/2025	478,665
1,000,000	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 4.500%)	6.921	3/5/2026	997,125
489,373	YI, LLC (3 Month USD LIBOR + 4.000%)	6.330	11/7/2024	488,761
				2,664,382
	HEALTH CARE PROVIDERS & SERVICES ― 2.5%
745,622	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	6.815	9/5/2025	743,757
584,218	Prospect Medical Holdings, Inc. (1 Month USD LIBOR + 5.500%)	7.938	2/22/2024	553,059
103,434	Radiology Partners, Inc. (1 Month USD LIBOR + 4.750%)	7.342	7/9/2025	103,418
896,566	Radiology Partners, Inc. (3 Month USD LIBOR + 4.750%)	7.365	7/9/2025	896,427
				2,296,661
	HEALTH CARE TECHNOLOGY ― 2.7%
490,000	GHX Ultimate Parent Corp. (3 Month USD LIBOR + 3.250%)	5.580	6/28/2024	481,425
992,500	Inovalon Holdings, Inc. (1 Month USD LIBOR + 3.500%)	5.938	4/2/2025	993,433
992,500	Verscend Holding Corp. (1 Month USD LIBOR + 4.500%)	6.902	8/27/2025	995,140
				2,469,998
	HOTELS RESTAURANTS & LEISURE ― 4.0%
498,750	AMC Entertainment, Inc. (6 Months USD LIBOR + 3.000%)	5.230	4/22/2026	498,221
992,153	CEC Entertainment, Inc. (1 Month USD LIBOR + 3.250%)	5.652	2/12/2021	986,573
500,000	Hilton Worldwide Finance, LLC (1 Month USD LIBOR + 1.750%)	4.154	6/22/2026	500,853
528,142	Life Time Fitness, Inc. (3 Month USD LIBOR + 2.750%)	5.272	6/10/2022	526,674
239,067	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	5.152	8/14/2024	235,763
992,839	Scientific Games International, Inc. (2 Month USD LIBOR + 2.750%)	5.231	8/14/2024	979,118
				3,727,202
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 5.1%
497,409	Calpine Corp. (3 Month USD LIBOR + 2.500%)	4.830	1/15/2024	495,522
1,034,149	Eastern Power, LLC (1 Month USD LIBOR + 3.750%)	6.152	10/2/2023	1,034,578
903,727	Lightstone Holdco, LLC (1 Month USD LIBOR + 3.750%)	6.152	1/30/2024	893,619
50,972	Lightstone Holdco, LLC (1 Month USD LIBOR + 3.750%)	6.152	1/30/2024	50,402
444,444	Southeast PowerGen, LLC (1 Month USD LIBOR + 3.500%)	5.910	12/2/2021	431,111
772,270	Talen Energy Supply, LLC (1 Month USD LIBOR + 4.000%)	6.402	7/14/2023	773,115
1,000,000	Talen Energy Supply, LLC (1 Month USD LIBOR + 3.750%)	6.110	6/26/2026	990,000
				4,668,347
	INDUSTRIAL CONGLOMERATES ― 2.0%
988,709	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%)	6.652	12/11/2024	985,466
910,000	NN, Inc. (1 Month USD LIBOR + 3.250%)	5.652	4/2/2021	893,506
				1,878,972
	INSURANCE ― 1.6%
488,794	Acrisure, LLC (3 Month USD LIBOR + 4.250%)	6.772	11/22/2023	487,471
497,494	Alera Group Intermediate Holdings, Inc. (1 Month USD LIBOR + 4.500%)	6.902	8/1/2025	497,807
495,000	Alliant Holdings Intermediate, LLC (1 Month USD LIBOR + 3.000%)	5.404	5/9/2025	482,061
				1,467,339
	INTERNET SOFTWARE & SERVICES ― 1.0%
492,481	Micro Holding Corp. (1 Month USD LIBOR + 3.750%)	6.152	9/13/2024	484,663
492,500	Research Now Group, Inc. (3 Month USD LIBOR + 5.500%)	8.083	12/20/2024	491,884
				976,547
	IT SERVICES ― 2.0%
981,272	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%)	5.576	11/3/2023	908,599
407,541	Salient CRGT, Inc. (1 Month USD LIBOR + 6.000%)	8.402	2/28/2022	391,239
592,443	TierPoint, LLC (1 Month USD LIBOR + 3.750%)	6.152	5/6/2024	551,713
				1,851,551
	MACHINERY ― 1.5%
481,061	Altra Industrial Motion Corp. (1 Month USD LIBOR + 2.000%)	4.402	10/1/2025	472,945
419,336	Clark Equipment Co. (3 Month USD LIBOR + 2.000%)	4.330	5/17/2024	416,627
500,000	Gardner Denver, Inc. (1 Month USD LIBOR + 2.750%)	5.152	7/30/2024	501,148
				1,390,720
	MEDIA ― 6.7%
995,000	AppLovin Corp. (1 Month USD LIBOR + 3.500%)	5.902	8/15/2025	995,005
407,917	Entravision Communication Corp. (3 Month USD LIBOR + 2.750%)	5.080	11/29/2024	395,679
995,000	Financial & Risk US Holdings, Inc. (1 Month USD LIBOR + 3.750%)	6.152	10/1/2025	966,548
497,500	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	4.931	1/2/2026	497,624
1,617,337	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%)	7.080	11/3/2023	1,401,019
883,500	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	4.652	3/24/2025	879,449
500,000	Nexstar Broadcasting, Inc. (3 Month USD LIBOR + 2.750%)	5.270	6/19/2026	498,750
500,000	WMG Acquisition Corp. (1 Month USD LIBOR + 2.125%)	4.527	11/1/2023	493,970
				6,128,044

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	METALS & MINING ― 2.1%
$732,781	Form Technologies, Inc. (3 Month USD LIBOR + 3.250%)	5.580%	1/28/2022	$708,507
471,510	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.500%)	5.902	2/12/2025	463,848
815,859	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	5.402	9/20/2024	814,839
				1,987,194
	MORTGAGE REAL ESTATEINVESTMENT TRUSTS (REITS) ― 1.1%
995,000	Forest City Enterprises, LP (1 Month USD LIBOR + 4.000%)	6.402	12/8/2025	1,000,388

	OIL, GAS & CONSUMABLE FUELS ― 3.5%
500,000	Fieldwood Energy, LLC (1 Month USD LIBOR + 5.250%)	7.652	4/11/2022	465,703
1,500,000	Fieldwood Energy, LLC (1 Month USD LIBOR + 7.250%)	9.652	4/11/2023	1,262,249
992,500	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	5.850	10/1/2025	992,639
498,750	Prairie ECI Acquiror, LP (3 Month USD LIBOR + 4.750%)	7.080	3/11/2026	501,867
				3,222,458
	PHARMACEUTICALS ― 2.8%
707,258	Alvogen Pharma U.S., Inc. (1 Month USD LIBOR + 4.750%)	7.150	4/1/2022	652,445
1,488,611	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	5.938	5/5/2025	1,481,794
487,451	RPI Finance Trust (1 Month USD LIBOR + 2.000%)	4.402	3/27/2023	488,518
				2,622,757
	PROFESSIONAL SERVICES ― 2.4%
496,250	Conserve Merger Sub, Inc. (1 Month USD LIBOR + 3.500%)	5.912	8/8/2025	492,528
741,451	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.000%)	5.402	2/3/2025	718,281
576,826	IG Investments Holdings, LLC (1 Month USD LIBOR + 4.000%)	6.402	5/23/2025	572,932
396,853	IG Investments Holdings, LLC (3 Month USD LIBOR + 4.000%)	6.330	5/23/2025	394,174
				2,177,915
	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 1.4%
744,375	DTZ U.S. Borrower, LLC (1 Month USD LIBOR + 3.250%)	5.652	8/21/2025	742,671
550,284	GGP Nimbus LP (1 Month USD LIBOR + 2.500%)	4.902	8/27/2025	538,400
				1,281,071
	ROAD & RAIL ― 0.8%
734,810	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%)	7.830	8/18/2022	731,136

	SOFTWARE ― 8.7%
997,500	Athenahealth, Inc. (3 Month USD LIBOR + 4.500%)	7.045	2/11/2026	996,877
682	Blackboard, Inc. (2 Month USD LIBOR + 5.000%)	7.496	6/30/2021	680
198,776	Blackboard, Inc. (3 Month USD LIBOR + 5.000%)	7.601	6/30/2021	198,190
497,500	Boxer Parent Co., Inc. (3 Month USD LIBOR + 4.250%)	6.580	10/2/2025	472,003
496,241	Brave Parent Holdings, Inc. (3 Month USD LIBOR + 4.000%)	6.583	4/18/2025	492,831
488,750	Dynatrace, LLC (1 Month USD LIBOR + 3.000%)	5.402	8/22/2025	488,567
981,632	LANDesk Group, Inc. (1 Month USD LIBOR + 4.250%)	6.670	1/22/2024	980,611
990,000	Mavenir Systems, Inc. (1 Month USD LIBOR + 6.000%)	8.420	5/8/2025	989,381
980,000	Project Alpha Intermediate Holding, Inc. (6 Month USD LIBOR + 3.500%)	6.370	4/26/2024	953,050
972,506	TIBCO Software, Inc. (1 Month USD LIBOR + 3.500%)	5.910	12/4/2020	975,701
500,000	Ultimate Software Group, The (3 Month USD LIBOR + 3.750%)	6.080	5/4/2026	501,615
995,000	Vertafore, Inc. (1 Month USD LIBOR + 3.250%)	5.652	7/2/2025	959,135
				8,008,641
	SPECIALTY RETAIL ― 8.0%
208,627	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%)	6.938	8/22/2022	137,259
496,241	Aspen Dental Management, Inc.(1 Month USD LIBOR + 2.750%)	5.152	4/30/2025	489,914
992,424	Bass Pro Group, LLC (1 Month USD LIBOR + 5.000%)	7.402	9/25/2024	950,038
641,391	CWGS Group, LLC (1 Month USD LIBOR + 2.750%)	5.190	11/8/2023	593,287
1,453,425	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%)	6.152	4/30/2025	1,380,761
32,609	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%)(3)	3.750	4/30/2025	30,978
452,203	Jill Holdings, LLC (3 Month USD LIBOR + 5.000%)	7.590	5/9/2022	425,071
950,000	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%)	8.419	5/1/2023	893,195
1,581,545	NVA Holdings, Inc. (1 Month USD LIBOR + 2.750%)	5.152	2/3/2025	1,580,880
463,110	Talbots, Inc./The (3 Month USD LIBOR + 7.000%)	9.330	11/28/2022	449,216
478,823	Western Dental Services, Inc. (1 Month USD LIBOR + 5.250%)	7.652	6/30/2023	475,232
				7,405,831
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 1.9%
744,375	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	5.902	9/8/2025	705,530
1,110,234	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%)	6.020	5/16/2025	1,038,069
				1,743,599

	TOTAL BANK LOANS (Cost $90,507,043)			$90,169,929

Shares
	SHORT TERM INVESTMENT ― 3.6%
3,295,346	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 2.270% (2)			$3,295,346
	TOTAL SHORT TERM INVESTMENT (Cost $3,295,346)			3,295,346

	TOTAL INVESTMENTS ― 101.4% (Cost $94,802,389)			93,465,275
	Liabilities in Excess of Other Assets ― (1.4)%			(1,256,782)
	TOTAL NET ASSETS ― 100.0%			$92,208,493

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)(Continued)

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Rate quoted is seven-day yield at period end.
(3) Unfunded loan commitment.

The S&P’s industry classification was developed by and/or is the exclusive property of the
Standard & Poor's Financial Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$90,169,929	$-	$90,169,929
Short-Term Investment	3,295,346	-	-	3,295,346
Total	$3,295,346	$90,169,929	$-	$93,465,275

See the Schedule of Investments for further detail of investment classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
      Christopher E. Kashmerick, President and Principal Executive Officer

Date  August 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date August 20, 2019

* Print the name and title of each signing officer under his or her signature.